Note 20 - Trade Receivables, Prepayments and Other Receivables - Provision for Impairment of Trade Receivables (Details) - Provision for impairment of trade receivables [member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Beginning balance	$ 1,937
Change in the period	(318)	1,837
Ending balance	1,619	1,937
Previously stated [member]
Statement Line Items [Line Items]
Beginning balance	1,837
Ending balance		1,837
Increase (decrease) due to application of IFRS 9 [member]
Statement Line Items [Line Items]
Beginning balance	$ 100
Ending balance		$ 100